Significant Accounting Policies - Summary Of Weighted average Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shares Subject to Repurchase [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding		154,621,994
Series A Preferred Stock [Member] | Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding	347,423,117	184,501,999
Class B Common Stock | Shares Subject to Repurchase [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding	92,773,196
Common Class A | Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding	43,318,218